Business Combinations - Additional Information (Details) - EUR (€) € in Thousands			1 Months Ended		6 Months Ended
	Jan. 01, 2024	Jul. 01, 2023	Jul. 31, 2024	Jan. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about business combination [line items]
Transaction costs related to acquisitions					€ 26	€ 4,975
Ermenegildo Zegna Korea Co. Ltd
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate	100.00%
Goodwill	€ 8,280
Transaction costs related to acquisitions					26
Revenue of the acquiree since the acquisition date					7,453
Loss of the acquiree since the acquisition date					492
Current trade receivables					1,576
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables					16
Cash consideration paid	€ 8,970
Thom Browne Korea Ltd.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate		100.00%
Cash consideration paid		€ 7,991
Deferred consideration acquisition date fair value		€ 18,583
Contingent consideration paid				€ 4,881
Contingent consideration					€ 13,983
Thom Browne Korea Ltd. | Settlement of contingent consideration
Disclosure of detailed information about business combination [line items]
Contingent consideration paid			€ 4,699